Revenue from Contracts with Customers - Summary of New Accounting Pronouncements and Changes in Accounting Principles (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Operating expenses
Gathering, transportation and processing										$ 0		$ 18,602	$ 5,920
Net loss	$ (58,056)	$ 148,245	$ (301,240)	$ (22,757)	$ 35,081	$ (10,380)	$ 10,710	$ 1,817	$ 16,310	(140,671)	[1]	18,457	6,947
Under ASC 605
Operating expenses
Gathering, transportation and processing										45,739
Net loss										(140,671)
Oil sales
Revenues
Revenues	$ 60,571				$ 63,692					275,239		$ 76,876	$ 30,565
Oil sales | Under ASC 605
Revenues
Revenues										275,399
Natural gas sales
Revenues
Revenues										76,056
Natural gas sales | Under ASC 605
Revenues
Revenues										96,086
Natural gas liquid sales
Revenues
Revenues										88,472
Natural gas liquid sales | Under ASC 605
Revenues
Revenues										114,021
Accounting Standards Update 2014-09 | Increase/ (decrease)
Operating expenses
Gathering, transportation and processing										(45,739)
Net loss										0
Accounting Standards Update 2014-09 | Oil sales | Increase/ (decrease)
Revenues
Revenues										(160)
Accounting Standards Update 2014-09 | Natural gas sales | Increase/ (decrease)
Revenues
Revenues										(20,030)
Accounting Standards Update 2014-09 | Natural gas liquid sales | Increase/ (decrease)
Revenues
Revenues										$ (25,549)

[1]	Amounts are allocated to stockholders' equity and members' equity to reflect the Reorganization. See Note 10 - Equity for discussion of the Reorganization.